INCOME TAXES - Components of Tax Expense (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Income tax recovery - current	$ 33,959	$ 43,427	[1]
Income tax expense - deferred	(189,179)	(219,137)	[1]
Income tax expense from continuing operations	(155,220)	(175,710)
Income tax expense from discontinued operations - current	(43,114)	(46,502)	[1]
Income tax recovery from discontinued operations - deferred	40,482	40,818	[1]
Income tax expense from discontinued operations	$ (2,632)	$ (5,684)

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.